Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets

	Notes	Nelligan	Gosselin	Monster Lake	Diakha, Siribaya Project	Other	Total
Balance, January 1, 2024		$1.8	$3.5	$7.8	$—	$1.3	$14.4
Acquired exploration and evaluation assets[1]		29.3	—	—	—	—	29.3
Reclassification (from)/to assets held for sale		—	—	—	34.1	—	34.1
Write-down		—	—	—	—	0.8	0.8
Exploration and evaluation expenditures		—	1.0	—	—	—	1.0
Balance, December 31, 2024		$31.1	$4.5	$7.8	$34.1	$2.1	$79.6
Acquired exploration and evaluation assets[2]		345.3	—	—	3.2	—	348.5
Exploration and evaluation expenditures		—	2.6	0.7	—	2.0	5.3
Reclassification from/(to) assets held for sale[3]	6	—	—	—	(37.3)	—	(37.3)
Balance, December 31, 2025		$376.4	$7.1	$8.5	$—	$4.1	$396.1
1.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar, which owned a 25% interest in the Nelligan Project (note 5).
2.On December 19, 2025 and December 22, 2025, the Company acquired all issued and outstanding common shares of Northern Superior Inc. and Mines D'Or Orbec Inc. (note 5), respectively.
3.During 2025, the Company has advanced a process to sell its exploration projects in Mali (note 6). Amount reclassified to assets held for sale is prior to fair value adjustment.